Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2014	Jul. 31, 2013	Sep. 17, 2012	Aug. 15, 2012	Aug. 14, 2012	Jul. 31, 2012
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000				5,000,000
Preferred stock, shares issued	0	0				0
Common stock, par value	$ 0.01	$ 0.01				$ 0.01
Common stock, shares authorized	100,000,000	100,000,000				100,000,000
Common stock, shares issued	28,555,500	12,569,503	4,341,615			6,644,555
Common stock, shares outstanding	28,555,500	12,569,503		7,200,000	57,800,000	6,644,555